SCHEDULE OF MATURITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
2023	$ 42,668
2024	48,074
2025	29,047
2026	15,583
Total	$ 135,372